INCOME TAX - Additional Information (Details) $ in Millions			1 Months Ended		12 Months Ended					36 Months Ended				108 Months Ended
	Dec. 31, 2019	Apr. 14, 2008	Jun. 30, 2017	Jan. 31, 2008	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2023
Income Tax and Tax Rate [Line Items]
Tax provision					¥ 11,120,000	$ 1,745,000		¥ 1,127,000	¥ 549,000
Ronglian Guanghui and Beijing Yunrong Tianxia Technology Co., Ltd.
Income Tax and Tax Rate [Line Items]
Preferential income tax rate													15.00%
Beijing Yunrong Tianxia Technology Co Ltd
Income Tax and Tax Rate [Line Items]
Preferential income tax rate											15.00%
Ronglian Guanghui
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
Beijing Ronglian Huitong Technology Co., Ltd. and Shenzhen Zhongtian Wangjing Technology Co., Ltd.
Income Tax and Tax Rate [Line Items]
Preferential income tax rate												15.00%
The Cayman Islands
Income Tax and Tax Rate [Line Items]
Payable of stamp duty | $						$ 0						$ 0
Hong Kong S.A.R
Income Tax and Tax Rate [Line Items]
Statutory income tax rate					16.50%	16.50%	16.50%
Assessable profits threshold for preferential income tax rate | $							$ 2
Preferential income tax rate					8.25%	8.25%	8.25%
Tax provision | ¥					¥ 0
Assessable profits | ¥					¥ 0			¥ 0	¥ 0
Japan
Income Tax and Tax Rate [Line Items]
Withholding tax rate					20.42%	20.42%	20.42%
Preferential withholding tax rate					10.00%	10.00%	10.00%
Japan | Minimum
Income Tax and Tax Rate [Line Items]
Statutory income tax rate					30.00%	30.00%	30.00%
Japan | Maximum
Income Tax and Tax Rate [Line Items]
Statutory income tax rate					34.00%	34.00%	34.00%
The PRC
Income Tax and Tax Rate [Line Items]
Statutory income tax rate				25.00%	25.00%	25.00%	25.00%
Preferential income tax rate		15.00%	15.00%		15.00%	15.00%	15.00%
Withholding tax rate					10.00%	10.00%	10.00%
Preferential withholding tax rate					7.00%	7.00%	7.00%
The PRC | Minimum
Income Tax and Tax Rate [Line Items]
Foreign investor ownership in the shares of VIE					25.00%	25.00%	25.00%
The PRC | Maximum
Income Tax and Tax Rate [Line Items]
Preferential withholding tax rate					5.00%	5.00%	5.00%
Forecast | Ronglian 7Moor
Income Tax and Tax Rate [Line Items]
Preferential income tax rate														15.00%
Forecast | Baiyi
Income Tax and Tax Rate [Line Items]
Preferential income tax rate											15.00%
Forecast | Ronglian Yitong
Income Tax and Tax Rate [Line Items]
Preferential income tax rate															15.00%
Forecast | Beijing Ronglian Huitong Technology Co., Ltd. and Shenzhen Zhongtian Wangjing Technology Co., Ltd.
Income Tax and Tax Rate [Line Items]
Preferential income tax rate										15.00%